Average Annual Total Returns - FidelityFlexConservativeIncomeBondFund-PRO - FidelityFlexConservativeIncomeBondFund-PRO - Fidelity Flex Conservative Income Bond Fund	Oct. 30, 2023
Fidelity Flex Conservative Income Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.47%
Since Inception	1.62%	[1]
Fidelity Flex Conservative Income Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.70%
Since Inception	0.93%	[1]
Fidelity Flex Conservative Income Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.86%
Since Inception	0.94%	[1]
LB151
Average Annual Return:
Past 1 year	1.31%
Since Inception	1.29%	[1]

[1]	AFrom May 31, 2018.